REVENUE INFORMATION - Deferred revenue movement (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE INFORMATION
Beginning balance	$ 1,328,405	$ 712,702	$ 712,702	$ 41,765
Ending balance	1,311,196		1,328,405	712,702	$ 41,765
Wallet
REVENUE INFORMATION
Beginning balance	1,127,105	675,014	675,014	41,765	0
Additions	3,258,646	2,548,809	6,631,916	5,582,640	101,608
Revenue	(2,655,833)	(2,049,264)	(5,502,880)	(4,571,465)	(57,362)
FX rate Adj	(596,426)	(402,885)	(676,945)	(377,926)	(2,481)
Ending balance	$ 1,133,492	$ 771,674	$ 1,127,105	$ 675,014	$ 41,765